                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: June 30, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pettyjohn Co
Address: 1925 Atherholt Road
         Lynchburg, VA 24501

Form 13F File Number: 028-05957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John D. Doyle, Jr.
Title: President
Phone: 434-845-1266

Signature, Place, and Date of Signing:


/s/ John D. Doyle, Jr.   Lynchburg, VA   07/11/05
----------------------   -------------   --------
     [Signature]         [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      68

Form 13F Information Table Value Total: 148,194
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
         Name of           Title of               Value    Shrs or                    Investment   Voting  Authority
         Issuer             Class      CUSIP    (x $1000)   Pm Amt  SH/PRN  Put/Call  Discretion    Sole     Shared   None
------------------------  ---------  ---------  ---------  -------  ------  --------  ----------  -------  ---------  ----
ADM                       common     039483102       526    24,609                       Sole      24,609
Abbott Labs               common     002824100     3,192    65,139                       Sole      65,139
Air Products & Chemicals  common     009158106     3,695    61,275                       Sole      61,275
Alcoa                     common     013817101     2,140    81,900                       Sole      81,900
Alltel                    common     020039103     2,809    45,097                       Sole      45,097
Altria Group              common     02209S103       648    10,019                       Sole      10,019
American Standard         common     029712106     1,872    44,650                       Sole      44,650
Amgen                     common     031162100     1,543    25,589                       Sole      25,589
Bank of America           common     060505104     6,336   138,922                       Sole     138,922
BB&T                      common     054937107     2,915    72,926                       Sole      72,926
Bausch & Lomb             common     071707103       786     9,475                       Sole       9,475
Bell South                common     079860102       540    20,316                       Sole      20,316
Biomet                    common     090613100       510    14,763                       Sole      14,763
Boeing                    common     097023105     1,432    21,699                       Sole      21,699
BP                        common     055622104     2,438    39,090                       Sole      39,090
Burlington Resources      common     122014103     2,632    47,650                       Sole      47,650
ChevronTexaco             common     166764100     1,222    21,844                       Sole      21,844
Cisco Systems             common     17275R102     1,140    59,699                       Sole      59,699
Citigroup                 common     172967101     1,677    36,281                       Sole      36,281
Clorox                    common     189054109       543     9,737                       Sole       9,737
Coca-Cola                 common     191216100       670    16,045                       Sole      16,045
Comcast Class A           common     20030N101       754    24,564                       Sole      24,564
Conoco Phillips           common     20825C104     2,290    39,830                       Sole      39,830
Consolidated Edison       common     209115104       210     4,500                       Sole       4,500
Cooper Companies          common     216648402       934    15,350                       Sole      15,350
Dell Computer             common     247025109     2,999    76,115                       Sole      76,115
Dow Chemical              common     260543103     2,253    50,600                       Sole      50,600
DuPont                    common     263534109       982    22,832                       Sole      22,832
Engineered Support Svcs   common     292866100       464    12,950                       Sole      12,950
Exxon- Mobil              common     30231G102    11,173   194,422                       Sole     194,422
Fedex Corp                common     31428X106     2,791    34,456                       Sole      34,456
GE                        common     369604103     9,541   275,359                       Sole     275,359
General Mills             common     370334104       317     6,775                       Sole       6,775
Gillette                  common     375766102       279     5,520                       Sole       5,520
Health Care REIT          common     42217K106       562    14,909                       Sole      14,909
Home Depot                common     437076102       927    23,820                       Sole      23,820
Ingersoll Rand            common     G4776G101     2,453    34,375                       Sole      34,375
Intel                     common     458140100     1,780    68,453                       Sole      68,453
International Bus. Mach.  common     459200101     1,118    15,071                       Sole      15,071
Jefferson Pilot           common     475070108     5,208   103,302                       Sole     103,302

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
Johnson Controls          common     478366107     1,705    30,275                       Sole      30,275
Johnson & Johnson         common     478160104     6,151    94,634                       Sole      94,634
Kimberly Clark            common     494368103       699    11,175                       Sole      11,175
Lowes                     common     548661107     2,883    49,525                       Sole      49,525
3M                        common     604059105     4,452    61,580                       Sole      61,580
Marriott International    common     571903202       256     3,750                       Sole       3,750
Medtronic                 preferred  585055106     2,120    40,935                       Sole      40,935
Modine                    common     607828100       366    11,255                       Sole      11,255
National Fuel Gas         common     636180101       741    25,625                       Sole      25,625
Nextel Communications     common     65332V103       746    23,100                       Sole      23,100
Norfolk Southern          common     655844108     1,394    45,031                       Sole      45,031
PepsiCo                   common     713448108     4,720    87,515                       Sole      87,515
Pfizer                    common     717081103     1,068    38,714                       Sole      38,714
Plum Creek Timber         common     729251108     1,205    33,200                       Sole      33,200
Procter & Gamble          common     742718109     7,452   141,273                       Sole     141,273
Progress Energy           common     743263105     1,097    24,256                       Sole      24,256
Royal Caribbean Cruises   common     V7780T103     1,372    28,375                       Sole      28,375
SBC Communications        common     78387G103       800    33,684                       Sole      33,684
SunTrust Bank             common     867914103     1,827    25,289                       Sole      25,289
Symantec Corp             common     871503108       736    33,900                       Sole      33,900
Sysco Corp                common     871829107     1,543    42,630                       Sole      42,630
US Bancorp                common     902973304     2,253    77,150                       Sole      77,150
United Technologies       common     913017109     3,646    71,000                       Sole      71,000
Verizon                   common     92343V104     2,375    68,738                       Sole      68,738
Wachovia                  common     929771103     6,660   134,271                       Sole     134,271
Walgreen                  common     931422109     2,803    60,955                       Sole      60,955
Wythe                     common     983024100       297     6,663                       Sole       6,663
Zebra Technologies        common     989207105       526    12,000                       Sole      12,000
                                                 -------
                                                 148,194